Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Warrant Liabilities
17. Warrant Liabilities
In connection with the Merger, the Company assumed
7,066,668
EGA public warrants and
4,333,333
EGA private placement warrants. The Warrants are not exercisable until at least
30
days after the Merger, as such,
no
warrants were exercised prior to December 31, 2023.
Each such Warrant will be exercisable at an exercise price of $
11.50
for
one
share of flyExclusive Class A Common Stock, subject to adjustments. The Warrants may be exercised for a whole number of shares of the Company. No fractional shares will be issued upon exercise of the Warrants. The Warrants will expire on December 27, 2028, or earlier upon redemption or liquidation.
The Private Placement Warrants are identical to the Public Warrants except that the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable
so long as they are held by the EGA Sponsor or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company may redeem the Public Warrants:

•	in whole and not in part;

•	at a price of $ 0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption (the“ 30-day redemption period”) to each warrant holder; and

•
if, and only if, the reported last sale price of the Class A common stock equals or exceeds $
18.00
per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any
20
trading days within a
30-trading
day period ending
three
business days before the Company sends the notice of redemption to the warrant holders.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement. The exercise price and number of the common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, consolidation, combination, reverse stock split, or reclassification.

The Warrants are classified as derivative liabilities because they do not meet the criteria in ASC
815-40
to be considered indexed to the entity’s own stock as the warrants could be settled for an amount that is not equal to the difference between the fair value of a fixed number of the entity’s shares and a fixed monetary amount. The Warrants are measured at fair value both on the date of issuance and on subsequent accounting period ending dates, with all changes in fair value after the issuance date recorded in the consolidated statements of operations and comprehensive income (loss) as a gain or loss. (see Note 4, “Fair Value Measurements,” for additional information regarding fair value).
On the Closing Date of the Merger, the Company recorded a warrant liability of $
2,248
based on the fair value as of the Closing Date prior to the warrant exchanges (see Note 3, “Merger,” for additional information regarding the warrant exchanges).
For the year ended December 31, 2023, the Company remeasured the fair value of the Warrants and recorded a loss on the change in the fair value of $
334
. The loss was recorded to Other income (expense), on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2023. As of December 31, 2023, and December 31, 2022, the consolidated balance sheets contained warrant liabilities of $
2,508
and
zero
, respectively.